Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net result	€ (5,420)	€ (23,304)	€ (22,252)	€ (50,904)
Adjustments for:
Depreciation	642	612	1,785	1,773
Share-based compensation	444	1,335	2,304	3,256
Financial income and expenses	(363)	(599)	(289)	(940)
Results related to associates				8
Results related to financial liabilities measured at fair value through profit or loss	(117)	(5)	(1,008)	(3,831)
Results on derecognition of subsidiary	(131)		(131)
Result on derecognition of financial liabilities	(1,357)	4,016	(1,866)	2,872
Income tax	(83)	69	(83)	96
Changes in working capital	(2,008)	3,607	46,660	572
Cash (used in)/generated from operations	(8,393)	(14,269)	25,120	(47,098)
Corporate income tax refunds received / (tax paid)	83	(69)	83	(96)
Interest received	802	67	1,667	67
Interest paid		(1,093)		(3,548)
Net cash (used in)/generated from operating activities	(7,508)	(15,364)	26,870	(50,675)
Cash flow from investing activities
Purchases of property, plant and equipment	(339)	(246)	(769)	(721)
Sales of property, plant and equipment			47
Net cash used in investing activities	(339)	(246)	(722)	(721)
Cash flow from financing activities
Proceeds from exercise of share options	151		155	33
Repayment of convertible loans		(43,373)		(43,373)
Repayment of lease liability	(432)	(381)	(1,338)	(1,314)
Net cash used in financing activities	(281)	(43,754)	(1,183)	(44,654)
Net (decrease)/increase in cash and cash equivalents	(8,128)	(59,364)	24,965	(96,050)
Currency effect cash and cash equivalents	118	3,393	812	8,957
Cash and cash equivalents, at beginning of the period	128,562	156,402	94,775	187,524
Cash and cash equivalents at the end of the period	€ 120,552	€ 100,431	€ 120,552	€ 100,431